Interim condensed consolidated statements of changes in equity - EUR (€) € in Thousands	Treasury shares	Other reserves	Accumulated losses	Total	Non-controlling interests	Total
Opening Balance at Dec. 31, 2022	€ (25,023)	€ 762,961	€ (442,618)	€ 295,320	€ 5,486	€ 300,806
Comprehensive loss
Loss for the period			(63,002)	(63,002)	(9,223)	(72,225)
Currency translation difference		6,854		6,854	677	7,531
Net actuarial reserve from defined benefit plans		9		9		9
Total comprehensive loss for the period		6,863	(63,002)	(56,139)	(8,546)	(64,685)
Transactions with owners
Employee share-based compensation		1,971		1,971		1,971
Capital contribution from non-controlling interests		2,775		2,775	2,870	5,645
Changes in ownership interest in subsidiaries without change of control		(4,672)		(4,672)	4,672
Total transactions with owners		74		74	7,542	7,616
Closing Balance at Jun. 30, 2023	(25,023)	769,898	(505,620)	239,255	4,482	243,737
Opening Balance at Dec. 31, 2023	(65,405)	806,677	(571,931)	169,341	(3,713)	165,628
Comprehensive loss
Loss for the period			(57,317)	(57,317)	(12,059)	(69,376)
Currency translation difference		(2,538)		(2,538)	(260)	(2,798)
Net actuarial reserve from defined benefit plans		45		45		45
Total comprehensive loss for the period		(2,493)	(57,317)	(59,810)	(12,319)	(72,129)
Transactions with owners
Repurchase of ordinary shares	9,414	(9,414)				(9,414)
Employee share-based compensation		827		827		827
Capital contribution from non-controlling interests					5	5
Other		(1,607)		(1,607)		(1,607)
Total transactions with owners	9,414	(10,194)		(780)	5	(775)
Closing Balance at Jun. 30, 2024	€ (55,991)	€ 793,990	€ (629,248)	€ 108,751	€ (16,027)	€ 92,724